Contract balances (Tables)	12 Months Ended
Dec. 31, 2020
Contract Balances [Abstract]
Schedule of contract assets, accounts receivable, deferred revenue and financial liabilitie from contracts with customers
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Accounts receivable	30,654	52,866
Less: Allowance for doubtful debts (i)	(1,751)	(25,853)
Accounts receivable, net	28,903	27,013
Contract assets	7,824	6,194
Deferred revenue
-current	408,287	341,934
-non-current	60,528	46,927
Financial liabilities from contracts with customers	490,095	384,561
(i)	Changes in the allowance for doubtful accounts were as follows:

Schedule of allowance for doubtful accounts
	As of December 31,
	2019	2020
	RMB’000	RMB’000
At the beginning of the year	125	1,751
Allowance made during the year	1,700	25,694
Write-off	(74)	(1,592)
At the end of the year	1,751	25,853

Schedule of contract assets
	As of December 31,
	2019	2020
	RMB’000	RMB’000
At the beginning of the year	14,208	7,824
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(13,527)	(7,384)
Contract assets recognized with the recognition of revenue during the year	7,143	5,754
At the end of the year	7,824	6,194

Schedule of deferred revenue and financial liabilities
	As of December 31,
	2019	2020
	RMB’000	RMB’000
At the beginning of the year	907,415	958,910
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(13,527)	(7,384)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(709,412)	(644,097)
Increase due to cash received, excluding amount recognized as revenue or refunded	754,592	465,993
Disposal of subsidiaries	(5,256)	-
Business combination (note 4)	25,098	-
At the end of the year	958,910	773,422

Schedule of consolidated balance sheets
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred revenue	468,815	388,861
Financial liabilities	490,095	384,561